SEGMENT REPORTING - Information on reportable segments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
SEGMENT REPORTING
Revenue	$ 993.8	$ 856.8	$ 2,176.7	$ 1,907.1
Adjusted operating profit/(loss)	(8.5)	7.5	100.5	137.9
Finance cost	(47.7)	(101.1)	(130.0)	(187.2)
Loss on debt extinguishment	0.0	0.0	14.3	0.0
Finance income	2.5	1.8	5.2	3.1
Loss before tax	(53.7)	(91.8)	(38.6)	(46.2)
Operating segment
SEGMENT REPORTING
Revenue	304.0	273.6	704.0	651.1
Depreciation and amortization	25.2	23.5	50.5	47.2
Adjusted operating profit/(loss)	(6.5)	(16.2)	12.8	14.9
Reconilation
SEGMENT REPORTING
Depreciation and amortization	1.9	1.6	3.5	3.1
Adjusted operating profit/(loss)	(25.2)	(10.0)	(42.9)	(28.8)
Group
SEGMENT REPORTING
Revenue	993.8	856.8	2,176.7	1,907.1
Depreciation and amortization	62.8	52.4	125.3	104.4
Adjusted operating profit/(loss)	29.3	20.9	159.0	162.1
PPA	(10.7)	(10.7)	(21.4)	(21.4)
Restructuring expenses	(8.8)	(0.2)	(9.7)	(0.1)
Expenses related to M&A activities	(12.2)	(2.5)	(18.0)	(2.7)
Expenses related to share-based incentive plans	(6.1)		(9.4)
Finance cost	(47.7)	(101.1)	(130.0)	(187.2)
Loss on debt extinguishment			(14.3)
Finance income	2.5	1.8	5.2	3.1
Loss before tax	(53.7)	(91.8)	(38.6)	(46.2)
Technical Apparel | Operating segment
SEGMENT REPORTING
Revenue	407.3	303.0	917.6	658.2
Depreciation and amortization	27.6	20.6	55.6	41.1
Adjusted operating profit/(loss)	57.8	39.6	175.1	122.7
Ball & Racquet Sports | Operating segment
SEGMENT REPORTING
Revenue	282.5	280.2	555.1	597.8
Depreciation and amortization	8.1	6.7	15.7	13.0
Adjusted operating profit/(loss)	$ 3.2	$ 7.5	$ 14.0	$ 53.3